Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iMGP DBi Managed Futures Strategy ETF (“DBMF”)
(formerly, iM DBi Managed Futures Strategy ETF)
iMGP DBi Hedge Strategy ETF (“DBEH”)
(formerly, iM DBi Hedge Strategy ETF)
(each, a “Fund,” collectively, the “Funds”)
Supplement dated August 8, 2022 to the currently effective Prospectus of the Funds
Notice to Existing and Prospective Shareholders:
Effective immediately, the following sentence is added as the second to last paragraph in the section entitled “Summary Section – Principal Strategies” for each Fund, beginning on pages 2 and 9 of the Prospectus, respectively:
The Fund will not invest in cryptocurrency or digital assets or cryptocurrency or digital asset derivatives.

iMGP DBi Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iMGP DBi Managed Futures Strategy ETF (“DBMF”)
(formerly, iM DBi Managed Futures Strategy ETF)
(each, a “Fund,” collectively, the “Funds”)
Supplement dated August 8, 2022 to the currently effective Prospectus of the Funds
Notice to Existing and Prospective Shareholders:
Effective immediately, the following sentence is added as the second to last paragraph in the section entitled “Summary Section – Principal Strategies” for each Fund, beginning on pages 2 and 9 of the Prospectus, respectively:
The Fund will not invest in cryptocurrency or digital assets or cryptocurrency or digital asset derivatives.

iMGP DBi Hedge Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LITMAN GREGORY FUNDS TRUST
iMGP DBi Hedge Strategy ETF (“DBEH”)
(formerly, iM DBi Hedge Strategy ETF)
(each, a “Fund,” collectively, the “Funds”)
Supplement dated August 8, 2022 to the currently effective Prospectus of the Funds
Notice to Existing and Prospective Shareholders:
Effective immediately, the following sentence is added as the second to last paragraph in the section entitled “Summary Section – Principal Strategies” for each Fund, beginning on pages 2 and 9 of the Prospectus, respectively:
The Fund will not invest in cryptocurrency or digital assets or cryptocurrency or digital asset derivatives.